UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 98.4%
--------------------------------------------------------------------------------

                                                          SHARES               VALUE
                                                          ------               -----
  CONSUMER DISCRETIONARY - 12.0%
     Lowe's ........................................          35,640     $    998,276
     News, Cl A ....................................          31,456          664,351
     Nike, Cl B ....................................          21,600        1,219,320
     Nordstrom .....................................          14,080          669,927
     Starbucks * ...................................          45,000        1,200,600
     Target ........................................          17,304        1,048,103
                                                                         ------------
                                                                            5,800,577
                                                                         ------------
  CONSUMER STAPLES - 6.2%
     Archer-Daniels-Midland ........................          34,740        1,167,264
     PepsiCo .......................................          17,642        1,157,668
     Procter & Gamble ..............................          11,087          685,842
                                                                         ------------
                                                                            3,010,774
                                                                         ------------
  ENERGY - 14.4%
     BJ Services ...................................          38,000          993,700
     Chevron .......................................           8,194          698,620
     ConocoPhillips ................................          15,378        1,243,158
     Noble Energy ..................................          22,495        1,375,344
     Tidewater .....................................          23,000        1,573,660
     Weatherford International * ...................          20,000        1,106,600
                                                                         ------------
                                                                            6,991,082
                                                                         ------------
  FINANCIALS - 16.9%
     American Express ..............................          16,993          994,770
     Bank of America ...............................          15,950          756,349
     Capital One Financial .........................          11,245          795,696
     Citigroup .....................................          24,983        1,163,458
     Goldman Sachs Group ...........................           4,710          887,082
     Hartford Financial Services Group .............           6,480          595,318
     Lincoln National ..............................          14,745          889,418
     MetLife .......................................          20,800        1,252,576
     Wells Fargo ...................................          25,440          859,109
                                                                         ------------
                                                                            8,193,776
                                                                         ------------

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES               VALUE
                                                          ------               -----
  HEALTH CARE - 11.1%
     Abbott Laboratories ...........................          16,340     $    828,275
     Amgen * .......................................          11,600          623,384
     AstraZeneca ADR ...............................          15,365          796,368
     Medtronic .....................................          21,490        1,088,898
     Schering-Plough ...............................          27,275          778,428
     Stryker .......................................          20,544        1,282,562
                                                                         ------------
                                                                            5,397,915
                                                                         ------------
  INDUSTRIALS - 15.1%
     Caterpillar ...................................          10,100          795,880
     Cummins .......................................          16,790        1,992,973
     FedEx .........................................          10,200        1,129,548
     General Electric ..............................          29,903        1,159,040
     Lockheed Martin ...............................          12,675        1,248,234
     Parker Hannifin ...............................          10,000          986,800
                                                                         ------------
                                                                            7,312,475
                                                                         ------------
  INFORMATION TECHNOLOGY - 14.5%
     Accenture, Cl A ...............................          38,500        1,622,005
     Apple * .......................................           7,570          997,423
     Cognizant Technology Solutions, Cl A * ........          15,800        1,279,484
     Corning .......................................          44,440        1,059,450
     Microsoft .....................................          19,223          557,275
     Oracle * ......................................          52,600        1,005,712
     Qualcomm ......................................          12,985          540,825
                                                                         ------------
                                                                            7,062,174
                                                                         ------------
  MATERIALS - 2.6%
     Nucor .........................................           9,280          465,856
     Praxair .......................................          10,680          818,302
                                                                         ------------
                                                                            1,284,158
                                                                         ------------
  TELECOMMUNICATION SERVICES - 1.9%
     Windstream ....................................          67,000          921,920
                                                                         ------------

  UTILITIES - 3.7%
     Exelon ........................................          12,800          897,920

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES               VALUE
                                                          ------               -----
  UTILITIES - CONTINUED
     PPL ...........................................          19,195     $    904,852
                                                                         ------------
                                                                            1,802,772
                                                                         ------------
     TOTAL COMMON STOCK
        (Cost $38,015,010) .........................                       47,777,623
                                                                         ------------

--------------------------------------------------------------------------------
  SHORT TERM INVESTMENT - 2.0%
--------------------------------------------------------------------------------

     HighMark Diversified Money Market
        Fund, Fiduciary Shares, 4.990% (A)
        (Cost $960,218) ............................         960,218          960,218
                                                                         ------------

     TOTAL INVESTMENTS - 100.4%
        (Cost $38,975,228)  + ......................                     $ 48,737,841
                                                                         ============

PERCENTAGES ARE BASED ON NET ASSETS OF $48,535,643.
*    NON-INCOME PRODUCING SECURITY.
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007. ADR AMERICAN DEPOSITARY RECEIPT
CL   CLASS
+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $38,975,228 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,913,439 AND $(1,150,826), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

CBT-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.